Operating Leases (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Operating Leases

Note 8 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2027. Certain leases contain renewal options.

Rent expense for the operating leases was $191,758 and $0 during the years ended December 31, 2017 and 2016 and $166,997(unaudited) and $0 (unaudited) during the six months ended June 30, 2018 and 2017.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Operating Leases

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2027. Certain leases contain renewal options.

Rent expense for the operating leases was $84,717 and $80,007 during the years ended December 31, 2017 and 2016 and $38,622 (unaudited) and $48,806 (unaudited) during the six months ended June 30, 2018 and 2017.

The required future minimum lease payments under the remaining non-cancelable operating leases consisted of the following at June 30, 2018:

Years Ending December 31,

2018 (six months)	$36,252
2019	57,252
2020	33,250
2021	4,500
$131,254